REVENUE (Tables)	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE STREAMS AND DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS

In the following table, Revenue (in thousands) from contracts with customers is disaggregated by major service lines.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Main revenue streams
Commissions	$565,307	$369,890	$1,454,501	$907,716
Title	1,307	1,400	3,683	3,450
Mortgage Broker Income	1,758	1,198	4,543	2,843
Wallet	177	-	550	-
Total Revenue	$568,549	$372,488	$1,463,277	$914,009